Other operating expenses (income), net (Tables)	12 Months Ended
Dec. 31, 2012
Other operating expenses (income), net
Other Operating Expenses (Income), Net

Other operating expenses (income), net consists the following:

	For the years ended December 31,
	2010	2011	2012
Loss on disposal of subsidiaries	$1,544,922	$—	$—
Government subsidy income	(14,706,120)	(19,937,901)	(34,340,993)
Loss on disposal of equipment	248,785	1,910,363	157,437
Other income	(1,771,691)	(2,194,020)	(7,983,993)
Other expenses	540,159	4,073,571	3,579,469

Total	$(14,143,945)	$(16,147,987)	$(38,588,080)